RELATED PARTIES (Schedule Of Contract Rates) (Details) (Zhejiang UFO [Member], USD $)	6 Months Ended
Jun. 30, 2013
The First 3,000 Vehicles [Member]
Related Party Transaction [Line Items]
Number of vehicles assembled	3,000
Contractual fee per vehicle	$ 44
Vehicles From 3,001 To 5,000 [Member]
Related Party Transaction [Line Items]
Contractual fee per vehicle	30
Vehicles From 3,001 To 5,000 [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Number of vehicles assembled	3,001
Vehicles From 3,001 To 5,000 [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Number of vehicles assembled	5,000
Vehicles Over 5,000 [Member]
Related Party Transaction [Line Items]
Number of vehicles assembled	5,001
Contractual fee per vehicle	$ 22